Leases (Tables)	12 Months Ended
Jun. 28, 2020
Leases [Abstract]
Schedule of Lease Assets and Liabilities	Lease assets and liabilities as of June 28, 2020, and the corresponding balance sheet classifications, are as follows (in millions of U.S. Dollars):

Operating Leases:
Right-of-use asset (1)	$12.3

Current lease liability (2)	4.8
Non-current lease liability (3)	7.5
Total operating lease liabilities	12.3

Finance Leases:
Finance lease assets (4)	15.4

Current portion of finance lease liabilities	3.6
Finance lease liabilities, less current portion	11.4
Total finance lease liabilities	15.0
(1) Within other assets on the consolidated balance sheets.
(2) Within other current liabilities on the consolidated balance sheets.
(3) Within other long-term liabilities on the consolidated balance sheets.
(4) Within property and equipment, net on the consolidated balance sheets.

Schedule of Cash Flow Information
Cash flow information consisted of the following:

Fiscal year ended
(in millions of U.S. Dollars)	June 28, 2020
Cash used in operating activities:
Cash paid for operating leases	$5.5
Cash paid for interest portion of financing leases	0.1
Cash used in financing activities:
Cash paid for principal portion of finance leases	0.8
Non-cash operating activities:
Operating lease additions due to adoption of ASC 842	11.0
Operating lease additions and modifications, net	6.4
Finance lease additions	15.7

Schedule of Maturities of Operating Lease Liabilities	Maturities of operating and finance lease liabilities as of June 28, 2020 were as follows (in millions of U.S. Dollars):

Fiscal Year Ending	Operating Leases	Finance Leases	Total
June 27, 2021	$5.3	$3.9	$9.2
June 26, 2022	3.8	1.7	5.5
June 25, 2023	1.8	0.7	2.5
June 30, 2024	0.9	0.7	1.6
June 29, 2025	0.8	0.7	1.5
Thereafter	0.4	15.2	15.6
Total lease payments	13.0	22.9	35.9
Imputed lease interest	(0.7)	(7.9)	(8.6)
Total lease liabilities	$12.3	$15.0	$27.3

Schedule of Maturities of Finance Lease Liabilities	Maturities of operating and finance lease liabilities as of June 28, 2020 were as follows (in millions of U.S. Dollars):

Fiscal Year Ending	Operating Leases	Finance Leases	Total
June 27, 2021	$5.3	$3.9	$9.2
June 26, 2022	3.8	1.7	5.5
June 25, 2023	1.8	0.7	2.5
June 30, 2024	0.9	0.7	1.6
June 29, 2025	0.8	0.7	1.5
Thereafter	0.4	15.2	15.6
Total lease payments	13.0	22.9	35.9
Imputed lease interest	(0.7)	(7.9)	(8.6)
Total lease liabilities	$12.3	$15.0	$27.3

Schedule of Weighted Average Remaining Lease Term and Discount Rates of Leases
Supplemental Disclosures

	Operating Leases	Finance Leases
Weighted average remaining lease term (in months) (1)	40	337
Weighted average discount rate (2)	3.52%	3.00%
(1) Weighted average remaining lease term of finance leases without the 49-year ground lease is 31 months.
(2) Weighted average discount rate of finance leases without the 49-year ground lease is 3.51%.

Schedule of Future Minimum Rental Payments on Operating Leases
The aggregate future non-cancelable minimum rental payments on operating leases as of June 30, 2019, were as follows:

Fiscal Years Ending	(in millions of U.S. Dollars)
June 28, 2020	$3.2
June 27, 2021	2.2
June 26, 2022	1.2
June 25, 2023	0.7
June 30, 2024	—
Thereafter	—
Total future minimum rental payments	$7.3